Discontinued operation and Disposal Groups Held for Sale	12 Months Ended
Dec. 31, 2023
Discontinued operation and Disposal Groups Held for Sale [Abstract]
Discontinued operation and Disposal Groups Held for Sale

Note 23 - Discontinued operation and Disposal Groups Held for Sale

On December 31, 2023, the Company executed an agreement to sell its holdings in the Talmei Yosef PV Plant (the “Talmei Agreement”), the entire Israel segment.

The Talmei Agreement provides for the sale of the Company’s holdings in the Talmei Yosef PV Plant to Greenlight Fund Limited Partnership and Doral Group Renewable Energy Resources Ltd., in equal parts, in consideration for NIS 44.75 million (approximately €11.2 million), with an additional potential payment of up to NIS 4 million (approximately €1 million) in the event the Talmei Yosef PV Plant will produce more than 18 million Kwh during 2024. The Agreement further provides for a cutoff date of June 30, 2023, and at closing the parties will determine whether an adjustment to the purchase price is required reflect the Company’s entitlement to revenues (net of expenses) up to such date, taking into account the results and the cash held by the project company. The Company does not expect a material adjustment to the purchase price.

The Talmei Agreement includes customary representations and indemnification undertakings in connection with breaches of representations, which, other than with respect to customary exceptions, are subject to a cap of NIS 9 million (approximately €2.2 million) and limited to a period of 18 months from the closing date. The consummation of the sale is subject to various customary conditions to closing, including receipt of regulatory approvals and the consent of the financing entity of the Talmei Yosef PV Plant. All conditions to closing are required to be fulfilled within a period of 90 days from execution of the Talmei Agreement, which can be extended to up to 150 days under certain circumstances. On April 2, 2024, an addendum to the Talmei Agreement was executed, providing for a 45-day extension of the deadline for fulfillment of the conditions to closing and therefore setting the deadline for May 15, 2024. The Talmei Yosef PV Plant is located in southern Israel. One of the conditions to closing is the end of the war in southern Israel for a pre-determined period (based on the official definitions published by the Israeli Authorities) and that the Talmei Yosef PV Plant is physically accessible. Based on the circumstances as of the date hereof, this condition is currently fulfilled. The closing of the sale is currently expected during the second quarter of 2024. In addition, the Talmei Agreement provides that in the event that due to the current war and hostilities in Israel the facility will be damaged or its output will decrease, the buyers will have the right not to consummate the acquisition of the plant.

In connection with the expected sale of the Talmei Yosef PV Plant, the Company presents the results of the Talmei Yosef PV Plant as a discontinued operation. The assets and liabilities of the Talmei Yosef PV Plant were presented as held for sale.

The segment was not a discontinued operation or classified as held for sale as at December 31, 2022 and the comparative income statement for 2022 and 2021 has been restated to show the discontinued operation separately from continuing operations. Management committed to a plan to sell this segment at the end of 2023 following the signature of the agreement.

As at December 31, 2023, the disposal groups comprised assets of €28,297 thousand less liabilities of €17,142 thousand.

A.	Impairment losses and reversal of impairment loss

An impairment loss of €2,565 thousand on the re-measurement of the disposal group to the lower of its carrying amount and its fair value based on Talmei Agreement, based on Talmei Agreement, less costs to sell has been recognized in the statement of income.

B.	Assets and liabilities of disposal groups held for sale

Assets of disposal groups classified as held for sale

December 31
2023
€ in thousands
Cash and cash equivalents	428
Short-term deposits	12
Receivable from concession project	23,426
Trade and other receivables	587
Right-of-use asset	1,204
Intangible asset	917
Restricted cash and deposits	1,694
Long term receivables	29
Total	28,297

Liabilities of disposal groups classified as held for sale

December 31
2023
€ in thousands
Trade payables	39
Other payables	18
Lease liability	1,321
Long-term bank loans including current maturities	13,047
Deferred tax liabilities	2,717
17,142

D.	Results attributable to discontinued operation

	For the year ended December 31
	2023	2022	2021
	€ in thousands	€ in thousands	€ in thousands
Results of discontinued operation
Revenue	675	1,119	1,016
Operating expenses	342	418	367
Depreciation and amortization expenses	461	512	475
Gross profit (loss) from operating activities	(128)	189	174

General and administrative expenses	33	37	37
Operating profit (loss) from operating activities	(161)	152	137

Financing income	1,792	3,121	2,258
Financing expenses	1,269	2,111	1,381
Financing income, net	523	1,010	877

Results from operating activities before taxes on income	362	1,162	1,014

Taxes on income	(247)	(451)	(255)

Results from operating activities, net of taxes on income	115	711	759

Loss on adjustment to fair value	(2,565)	-	-
Tax benefit on loss from sale of discontinued operation	663	-	-

Profit (loss) for the year	(1,787)	711	759

Earnings per share
Basic earnings (loss) per share (in €)	(0.14)	0.06	0.06
Diluted earnings (loss) per share (in €)	(0.14)	0.06	0.06

Cash flows from discontinued operation
Net cash (used in) from operating activities	2,587	2,445	2,471
Net cash (used in) from investing activities	(462)	(1,327)	(604)
Net cash (used in) from financing activities	(2,127)	(2,126)	(2,099)

Net cash from (used in) discontinued operation	(2)	(1,008)	(232)